Equity-Based Compensation - Plan Activity (Details) - USD ($)		12 Months Ended
	May 03, 2022	Dec. 31, 2022
Number of Shares
Outstanding at beginning balance (shares)		15,393,670
Granted (shares)		208,013
Exercised (shares)	(14,742,933)	(3,197,310)
Forfeited (shares)		(63,012)
Expired (shares)		(116,578)
Outstanding at ending balance (shares)		12,224,783
Weighted Average Grant-Date Fair Value
Outstanding at beginning balance (usd per share)		$ 3.64
Granted (usd per share)		9.53
Exercised (usd per share)		2.24
Forfeited (usd per share)		6.70
Expired (usd per share)		2.40
Outstanding at ending balance (usd per share)		$ 4.09
Intrinsic Value
Outstanding at beginning balance		$ 101,906
Exercised		25,642
Outstanding at ending balance		$ 75,427
Exercisable (shares)		10,795,243
Vested or expected to vest at December 31, 2022 (shares)		12,224,783
Exercisable (usd per share)		$ 3.73
Vested or expected to vest at December 31, 2022 (usd per share)		$ 4.09
Exercisable		$ 70,493,000
Vested and Expected to vest		$ 75,427